Issued Capital - Major Shareholders (Details)		12 Months Ended
	Aug. 09, 2017	Dec. 31, 2017 shareholder shares
Other capital disclosures
Number of shares equivalent to a Crest Depositary Interest (CDI)		1
Number of shares equivalent to an American Depositary Receipt (BDR)		1
Minimum shareholders' ownership percentage threshold for reporting		3.00%
Number of third party owners of interests held in custody which exceed the minimum shareholders' ownership percentage threshold for reporting | shareholder		0
Minimum tax haven participation threshold for reporting		1.00%
State Street Bank and Trust Company
Other capital disclosures
Shareholder ownership interest in entity (as percent)		13.32%
Bank of New York Mellon Corporation
Other capital disclosures
Shareholder ownership interest in entity (as percent)		8.83%
Chase Nominees Ltd.
Other capital disclosures
Shareholder ownership interest in entity (as percent)		7.41%
EC Nominees Limited
Other capital disclosures
Shareholder ownership interest in entity (as percent)		3.43%
Clearstream Banking S.A.
Other capital disclosures
Shareholder ownership interest in entity (as percent)		3.10%
BNP Paribas
Other capital disclosures
Shareholder ownership interest in entity (as percent)		3.03%
Blackrock, Inc.
Other capital disclosures
Minimum shareholders' ownership percentage threshold for reporting	3.00%
Voting rights asserted, as a percent	5.94%
Further stake held, as a percent	0.158%